SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES
of
Invesco Van Kampen California Value Municipal Income Trust
1555 Peachtree Street, N.E.
Suite 1800
Atlanta, GA 30309
under the
Investment Company Act of 1940
Investment Company Act File No. 811-07404

          Invesco Van Kampen California Value Municipal Income Trust (the “Fund”) hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940.
     (1) Title of the class of Securities to be redeemed:
Auction Rate Preferred Shares, par value of $0.01 per share, liquidation preference of $25,000 per share (“ARPS”), Series A, Series B, Series C and Series D.
     (2) Date on which the securities may be called or redeemed:
     The ARPS will be redeemed for each series on the following dates:
Series A on May 22, 2012
Series B on May 25, 2012
Series C on May 22, 2012
Series D on June 11, 2012
     (3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:
ARPS are to be redeemed in accordance with Section 3 of the Certificate of Vote of Trustees Establishing Four Series of Preferred Shares.
     (4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:
1,392 outstanding shares of Series A ARPS
1,740 outstanding shares of Series B ARPS
1,044 outstanding shares of Series C ARPS
464 outstanding shares of Series D ARPS
All of the shares of outstanding ARPS of each series are being redeemed.
Please note that this notice serves only to disclose a proposed redemption of each of the ARPS series.

SIGNATURE
Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 15th day of May 2012.

INVESCO VAN KAMPEN CALIFORNIA VALUE
MUNICIPAL INCOME TRUST

By:	/s/ Elizabeth Nelson Name: Elizabeth Nelson
Title: Assistant Secretary

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